SEASONS SERIES TRUST

                Supplement to the Prospectus dated July 27, 2001

                  On page 38 of the Prospectus, under "INFORMATION ABOUT THE SUBADVISERS - FRED ALGER MANAGEMENT, INC.," the first sentence is replaced in its entirety with the following:

                  ALGER is a New York corporation wholly owned by its principals and is located at 30 Montgomery Street, 11th floor, Jersey City, New Jersey 07302.

                  On page 51 of the Prospectus, the information in the chart pertaining to Alger is replaced in its entirety with the following:

--------------------------------------------------------------------------------
PORTFOLIO                      NAME AND TITLE OF
OR MANAGED      MANAGER(S)    PORTFOLIO MANAGER(S)          EXPERIENCE
COMPONENT                     (AND/OR MANAGEMENT
                                    TEAM(S))
--------------------------------------------------------------------------------
Focus Growth    Alger         o Fred Alger             Mr. Alger founded Alger
Portfolio                       Chairman and           in 1964. He served as
                                President              President and Portfolio
                                                       Manager until 1995. Mr.
                                                       Alger resumed these
                                                       responsibilities in 2001.

                              o Dan Chung, CFA         Mr. Chung joined Alger in
                                Chief Investment       1994 as a Research
                                Officer and            Associate. He later
                                Portfolio Manager      served as Associate
                                                       Analyst, Analyst and
                                                       Senior Analyst before his
                                                       current responsibilities
                                                       as lead technology
                                                       analyst.
--------------------------------------------------------------------------------


Dated:  October 5, 2001